Shareholders' Deficit (Details Narrative)				1 Months Ended		12 Months Ended
	Apr. 14, 2019 USD ($) $ / shares shares	Nov. 18, 2018 USD ($) Integer $ / shares shares	Aug. 15, 2018 $ / shares shares	May 31, 2019 USD ($) shares	May 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Ordinary shares for a cash consideration | $					$ 361,250
Number of ordinary shares issued, value | $				$ 12,500		$ 295,000
Stock issued during the period, shares | shares				125,000
Warrants outstanding | shares						2,477,500	4,730,906
Share price						$ 0.04
Stock-based compensation expense | $						$ 1,253,449	$ 47,672
General and Administrative [Member]
Share price	$ 0.2
Stock-based compensation expense | $	$ 60,000					335,000
Marketing Expenses [Member]
Stock-based compensation expense | $						$ 420,000
Service Agreements [Member]
Stock issued during the period services, shares | shares						4,500,000
Fair value exercise price						$ 0.15
NIS [Member]
Ordinary shares, par value						0.01	$ 0.01
NIS [Member] | Service Agreements [Member]
Ordinary shares, par value						$ 0.01
Holders [Member]
Warrants expiration term					3 years
Warrants exercised | shares					722,500
Ordinary shares for a cash consideration | $					$ 361,250
Direct and incremental costs | $					$ 36,992
Consultant [Member]
Convertible stock option | shares			620,521
Consultant [Member] | NIS [Member]
Convertible stock option exercise price			$ 0.01
Investor [Member] | Purchase Agreement [Member]
Warrants expiration term		3 years
Number of ordinary shares issued, value | $		$ 100,000				$ 295,000
Stock issued during the period, shares | shares		800,000				2,950,000
Warrants outstanding | shares		600,000
Warrant exercise price		$ 0.125
Number of trading days | Integer		5
Derivative warrant liability | $		$ 19,655
Share price						$ 0.10
Investor [Member] | NIS [Member] | Purchase Agreement [Member]
Ordinary shares, par value		$ 0.01				$ 0.01
Chief Executive Officer [Member]
Stock issued during the period, shares | shares	300,000
Chief Executive Officer [Member] | NIS [Member]
Ordinary shares, par value	$ 0.01